Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Jul. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 156,613	$ 42,207
Accounts receivable, net of allowances of $539 and $544 at July 31, 2011 and 2012	26,819	20,683
Inventory	2,560	1,506
Deferred tax assets	1,577	1,606
Prepaid expenses and other current assets	4,159	3,832
Total current assets	191,728	69,834
Property and equipment, net	6,498	5,087
Intangible assets, net	7,817	10,679
Goodwill	32,726	32,726
Restricted cash	3,803	732
Other assets	411	959
TOTAL ASSETS	242,983	120,017
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	11,607	9,499
Accrued compensation	10,295	6,985
Deferred revenue, net	56,184	44,094
Total current liabilities	78,086	60,578
Deferred revenue, net	20,483	17,905
Deferred tax liability	1,494	1,537
Convertible preferred stock liability	0	398
Other liabilities	845	1,125
TOTAL LIABILITIES	100,908	81,543
Commitments and contingencies (Note 8)
Convertible preferred stock, $0.0001 par value per share— 85,128,977 shares authorized as of July 31, 2011, no shares authorized as of July 31, 2012; 80,512,394 shares and no shares issued and outstanding as of July 31, 2011 and 2012	0	107,506
STOCKHOLDERS' EQUITY (DEFICIT):
Convertible preferred stock, $0.0001 par value per share— no shares authorized as of July 31, 2011, 5,000,000 shares authorized as of July 31, 2012; no shares issued or outstanding as of July 31, 2011 and 2012	0	0
Common stock, $0.0001 par value per share—150,000,000 and 100,000,000 shares authorized as of July 31, 2011 and 2012; 11,038,704 and 45,737,770 shares issued and outstanding as of July 31, 2011 and 2012	5	1
Accumulated deficit	(108,136)	(99,926)
Additional paid-in capital	250,206	30,893
TOTAL STOCKHOLDERS' EQUITY (DEFICIT):	142,075	(69,032)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT):	$ 242,983	$ 120,017